Trade and Other Receivables	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Trade and Other Receivables
Trade and Other Receivables

	2015 $	2014 $
Trade receivables	1,701	838
Leasehold incentives receivable	1,554	3,158
Unbilled revenues	1,075	704
Refundable tax credits	754	1,959
Sales tax receivable	572	499
Other receivables	433	69
	6,089	7,227

Unbilled revenues represent amounts not yet billed to merchants related to transaction fee charges, up to the consolidated balance sheet date.